Segment Information - Schedule of Reportable Segments and Corporate (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable,Net	$ 54,224	$ 2,000
Prepaid expenses and other current assets	51,867
Deposits and other assets	11,651	83,617
Intangible assets	7,683,050	103,550
Goodwill	8,073,026	5,415
All other assets	2,727,957	2,067,768
Total Assets	18,601,775	2,262,350
Accounts payable and accrued liabilities	8,887,269	8,450,804	10,366,934
Note payable, net of debt discount and issuance costs	1,520,079	947,999
Deferred revenue	427,987	146,950	266,037
All other Liabilities	1,364,708	3,014,916
Total Liabilities	12,200,043	12,560,669	$ 27,764,337
Vocal [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable,Net	43,125
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets
Goodwill
All other assets	6,835	5,153
Total Assets	49,960	5,153
Accounts payable and accrued liabilities	523,474	507,374
Note payable, net of debt discount and issuance costs	89,179	88,695
Deferred revenue	117,693	146,950
All other Liabilities
Total Liabilities	730,346	743,019
OG Collection [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable,Net
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets
Goodwill
All other assets	236	1,319
Total Assets	236	1,319
Accounts payable and accrued liabilities	24,044	17,447
Note payable, net of debt discount and issuance costs
Deferred revenue
All other Liabilities
Total Liabilities	24,044	17,447
Air Mobility [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable,Net	11,099
Prepaid expenses and other current assets	27,992
Deposits and other assets	11,651
Intangible assets
Goodwill
All other assets	442,739
Total Assets	493,481
Accounts payable and accrued liabilities	719,001
Note payable, net of debt discount and issuance costs	473,983
Deferred revenue	310,294
All other Liabilities	140,035
Total Liabilities	1,643,313
Corporate [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable,Net		2,000
Prepaid expenses and other current assets	23,875
Deposits and other assets		83,617
Intangible assets	7,683,050	103,550
Goodwill	8,073,026	5,415
All other assets	2,278,147	2,061,296
Total Assets	18,058,098	2,255,878
Accounts payable and accrued liabilities	7,620,750	7,925,983
Note payable, net of debt discount and issuance costs	956,917	859,304
Deferred revenue
All other Liabilities	1,224,673	3,014,916
Total Liabilities	$ 9,802,340	$ 11,800,203